Note 3 - Recapitalization Transaction (Details) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	May 29, 2020	May 31, 2016	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2020	May 28, 2020	Feb. 28, 2018	Dec. 31, 2017
Cash, Ending Balance	$ 68,900,000		$ 47,293,000	$ 47,293,000	$ 12,576,000	$ 6,220,000
Common stock, shares issued (in shares)	50,160,042		50,160,042	50,160,042		3,095,650	2,758,689
Warrants previously issued and outstanding (in shares)			47,011,622	47,011,622		12,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 5.20
Warrants to purchase shares of common stock						27,200,000
Liabilities, Total			$ 195,404,000	$ 195,404,000		$ 573,888,000	$ 440,100,000
Shares Issued, Price Per Share (in dollars per share)										$ 10.10
Proceeds from Recapitalization Transaction	$ 10,400,000			$ 10,419,000
Number of common stock called by each warrant (in shares)						2,130,000
Stock Surrendered During Period, Shares (in shares)	3,500,000
Proceeds from debt						$ 71,831,000	$ 27,881,000
Common shares issued pursuant to Sprott Credit Agreement (in shares)	496,634
Stock Issued During Period, Percentage, Issued to Creditors	1.00%			496634.00%
Proceeds from Royalty Obligation	$ 30,000,000.0			$ 30,000,000
Smelter Royalty Obligation, Net, Percent	1.50%
Cash in Reserve for Dissolution	$ 2,300,000
Payments for Underwriter Fees	$ 2,500,000
Common shares issued to underwriter (in shares)	40,000.00
Payments for Additional Underwriter Fees	$ 2,000,000.0
Stock and Warrants Issuance, Cash Remitted to Holders of Seller's Deferred Phantom Units	1,800,000
Stock and Warrant Issuance, Cash Paid for Additional Transaction Costs	$ 7,400,000
Common stock, shares outstanding (in shares)	50,160,042		50,160,042	50,160,042		2,897,568	2,598,035
Former Seller Stockholders and Affiliated Entities [Member]
Common Stock Shares Outstanding Percentage, Related Affiliates	96.50%
Common stock, shares outstanding (in shares)	48,421,309
Cantor Fitzgerald and Co. Portion of Former MUDS Public Stockholders [Member]
Common stock, shares outstanding (in shares)	200,000
Conversion of 1.25 Lien Notes to Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 48,500,000			$ 48,459,000	0
Debt Conversion, Converted Instrument, Shares Issued (in shares)	4,845,920
Debt Conversion, Converted Instrument, Amount	$ 80,000,000.0
Conversion of 1.25 Lien Notes to New Subordinated Notes [Member]
Debt Conversion, Original Debt, Amount	80,000,000.0
Debt Conversion, Converted Instrument, Amount	80,000,000.0
The 1.5 Lien Notes [Member]
Repurchase price (as a percent)		110.00%
Conversion of 1.5 Lien Notes to Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 145,700,000			160,254,000	$ 0
Debt Conversion, Converted Instrument, Shares Issued (in shares)	16,025,316
Conversion of 2.0 Lien Notes to Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 221,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)	132,800,000
Stock Surrendered During Period, Shares (in shares)			3,511,820
First Lien Agreement [Member]
Repayments of Long-term Debt, Total	$ 125,500,000			125,468,000
Promissory Note
Repayments of Long-term Debt, Total	6,900,000			6,914,000
Sprott Credit Agreement
Proceeds from debt	$ 70,000,000.0			68,600,000
Debt Instrument, Original Issue Discount, Percentage	2.00%
Hycroft Mining Corporation [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	3,500,000
Conversion from Class B Common Stock to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)	5,200,000
Conversion of Seller Stock to HYMC Stock [Member]
Conversion of Stock, Shares Issued (in shares)	15,100,000
Private Placement [Member]
Shares issued (in shares)	7,600,000
Shares Issued, Price Per Share (in dollars per share)	$ 10.00
Proceeds from issuance of equity	$ 76,000,000.0			$ 75,963,000
Mudrick Capital Acquisition Corporation [Member]
Cash, Ending Balance						$ 208,536	$ 535,946		$ 10,400,000		$ 24,945
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 1.00
Liabilities, Total						$ 7,614,619	$ 8,036,841		$ 8,900,000
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Common stock, shares issued (in shares)						693,177	951,675
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										$ 11.50
Unredeemed SPAC shares of MUDS public stockholders (in shares)	1,200,000
Common stock, shares outstanding (in shares)						693,177	951,675
Hycroft Mining Corporation [Member]
Common stock, shares issued (in shares)	2,900,000
Common stock, shares outstanding (in shares)	2,900,000
Warrants with Exercise Price of 11.50 Issued under Recapitalization Transaction [Member]
Warrants previously issued and outstanding (in shares)	34,289,999
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Warrants with Exercise Price of 44.82 Issued under Recapitalization Transaction [Member]
Warrants previously issued and outstanding (in shares)	12,721,623
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 44.82
Warrants to purchase shares of common stock	3,210,213
Warrants with Exercise Price of 44.82 Issued under Recapitalization Transaction [Member] | Subsequent Event
Warrants previously issued and outstanding (in shares)								12,721,623
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								$ 44.82
Warrants to purchase shares of common stock								3,210,213
Number of common stock called by each warrant (in shares)								0.2523
Private Placement Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)	3,250,000
Warrants Issued in Connection with Forward Purchase Contract [Member] | Forward Purchase Contract [Member]
Shares issued (in shares)	3,125,000
Class of Warrant or Right, Issued During Period (in shares)	2,500,000
Proceeds from issuance of equity	$ 25,000,000.0
Warrants Issued in Connection with MUDS IPO [Member]
Warrants previously issued and outstanding (in shares)	28,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Seller Warrants [Member]
Warrants previously issued and outstanding (in shares)	12,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 44.82	$ 44.82
Number of common stock called by each warrant (in shares)			0.2523	0.2523